Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) (Parenthetical)	Apr. 17, 2025	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024
Consolidated Interim Statements Of Loss And Comprehensive Loss Unaudited
Reverse stock split	one (1) for five hundreds (500) reverse stock split	1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split